Risk management (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Interest Rate Reais [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (3,551)
Interest Rate Reais [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(118,932)
Interest Rate Reais [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (237,864)
Coupon Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon rate of interest rate
Coupon Interest Rate [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (133)
Coupon Interest Rate [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(2,163)
Coupon Interest Rate [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (4,327)
Coupon US Dollar [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon US Dollar rate
Coupon US Dollar [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (338)
Coupon US Dollar [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(1,090)
Coupon US Dollar [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (2,180)
Coupon Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (3,201)
Coupon Other Currencies [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(11,599)
Coupon Other Currencies [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (23,198)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to foreign exchange
Foreign Currency [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (4,779)
Foreign Currency [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(119,468)
Foreign Currency [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (238,936)
Eurobond/Treasury/Global [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to Interest Rate Variation on Papers Traded on the International Market
Eurobond/Treasury/Global [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (598)
Eurobond/Treasury/Global [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(7,856)
Eurobond/Treasury/Global [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (15,712)
Inflation [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (10,476)
Inflation [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(117,218)
Inflation [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (234,436)
Shares And Indexes [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in shares price
Shares And Indexes [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (428)
Shares And Indexes [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(10,688)
Shares And Indexes [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (21,375)
Commodities [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in commodities' prices
Commodities [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (588)
Commodities [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(14,688)
Commodities [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(29,376)
Trading Portfolio Total [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(24,092)
Trading Portfolio Total [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(403,702)
Trading Portfolio Total [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (807,404)